UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-3333

Exact Name of Registrant as Specified in Charter:  USAA TAX EXEMPT FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA TAX EXEMPT MONEY MARKET FUND - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2005



[LOGO OF USAA]
   USAA(R)

                                     USAA TAX EXEMPT
                                          MONEY MARKET Fund

                                  [GRAPHIC OF USAA TAX EXEMPT MONEY MARKET FUND]

                    3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    DECEMBER 31, 2005

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                                 of INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2005 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

         PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

         The Fund's investments consist of securities that meet the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: ABN AMRO Bank N.V., Bank of America, N.A., Citibank, N.A., Citizens Bank of Massachusetts, DEPFA Bank plc, Dexia Credit Local, JPMorgan Chase Bank, N.A., PNC Bank, N.A., RBC Centura Bank, Societe Generale, State Street Bank & Trust Co., U.S. Bank, N.A., Wachovia Bank, N.A, or WestLB AG.

              (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from one of the following: Du Pont (E.I.) De Nemours and Co., Fannie Mae, Freddie Mac, Minnesota GO, Montana Board of Investments Intercap Program, Monumental Life Insurance Co., National Rural Utility Corp., or Texas Permanent School Fund.

              (INS) Principal and interest payments are insured by one of the following: Assured Guaranty Corp., AMBAC Assurance Corp., N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or XL Capital Assurance. The insurance does not guarantee the value of the security.

2

 P O R T F O L I O
==================--------------------------------------------------------------
                                 of INVESTMENTS
                   (continued)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2005 (UNAUDITED)

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              CP      Commercial Paper

              EDC     Economic Development Corp.

              GO      General Obligation

              GOAA    General Obligation Aid Anticipation

              IDA     Industrial Development Authority/Agency

              IDB     Industrial Development Board

              IDRB    Industrial Development Revenue Bond

              ISD     Independent School District

              MERLOT  Municipal Exempt Receipts - Liquidity Optional Tender

              MFH     Multifamily Housing

              MLO     Municipal Lease Obligation

              PCRB    Pollution Control Revenue Bond

              PUTTER  Puttable Tax-Exempt Receipts

              RB      Revenue Bond

              ROC     Reset Option Certificates

              TRAN    Tax Revenue Anticipation Note

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (85.6%)

             ALABAMA (3.9%)
  $ 4,805    Alexander City Medical Facilities RB, Series 2003A
                (LOC - AmSouth Bank, N.A.)                                             3.63%      10/01/2023    $    4,805
             Birmingham Medical Clinic Board RB,
    6,500       Series 1998 (LOC - Wachovia Bank, N.A.)                                3.57       10/01/2028         6,500
    7,330       Series 2002A (LOC - Columbus Bank & Trust Co.)                         3.89        2/01/2012         7,330
    2,500    Cleburne County Economic and Industrial Development Auth. RB,
                Series 2005 (LOC - Bank of New York)                                   3.63       11/01/2030         2,500
    6,300    Greater Montgomery Educational Building Auth. RB,
                Series 2003A (LOC - AmSouth Bank, N.A.)                                3.63        6/01/2023         6,300
    2,480    Huntsville Educational Building RB(Oakwood College Project),
                (LOC - First Commercial Bank)                                          3.71       12/01/2022         2,480
    5,000    Jefferson County Public Park and Recreation Board RB,
                Series 2005 (LOC - AmSouth Bank, N.A.)                                 3.58       10/01/2025         5,000
             Mobile Special Care Facilities Financing Auth. RB,
    2,250       Series 2001 (LOC - Wachovia Bank, N.A.)                                3.62        7/01/2021         2,250
    1,355       Series 2001 (LOC - Wachovia Bank, N.A.)                                3.62        6/01/2026         1,355
   13,335    Ridge Improvement District Bond, Series 2000 (LOC - AmSouth Bank, N.A.)   3.63       10/01/2025        13,335
   18,835    Southeast Gas District RB, Series 2003B (LIQ)(INS)                        3.63        6/01/2023        18,835
    6,290    Sumiton Educational Building Auth. RB(East Walker Education and
                Development Project)(LOC - First Commercial Bank)                      3.71        5/01/2032         6,290
   13,900    Tuscaloosa Educational Building Auth. RB,
                Series 2002A (LOC - AmSouth Bank, N.A.)                                3.63       10/01/2023        13,900

             ALASKA (1.3%)
    2,215    Anchorage Electric RB, Series 2005A, PUTTER, Series 1128 (LIQ)(INS)(a)    3.55        6/01/2013         2,215
   16,995    Housing Finance Corp. RB, ABN AMRO MuniTops Certificates Trust,
                Series 2005-18 (LIQ)(INS)(a)                                           3.56        6/01/2013        16,995
    2,070    Industrial Development and Export Auth. RB,
                Series 1988A, Lot 6 (LOC - Bank of America, N.A.)                      4.02        7/01/2006         2,070
    8,600    Valdez Marine Terminal RB, Series 2003A                                   3.78        6/01/2037         8,600

             ARIZONA (1.8%)
    1,000    Maricopa County IDA IDRB, Series 1992                                     3.66        6/01/2007         1,000
    8,280    Phoenix Civic Improvement Corp. Excise Tax RB,
                Series 2005A, PUTTER, Series 1218 (LIQ)(INS)(a)                        3.59        7/01/2013         8,280
    4,130    Phoenix IDA Government Office Lease RB (MLO),
                Series 2005, PUTTER, Series 1119 (LIQ)(INS)(a)                         3.55        9/15/2013         4,130
   20,000    Pima County IDA RB, Series 2002A (LOC - La Salle National Bank, N.A.)     3.54        5/01/2032        20,000
    8,500    Verrado Western Overlay Community Facilities District GO,
                Series 2004 (LOC - Compass Bank)                                       3.59        7/01/2029         8,500

             CALIFORNIA (0.6%)
   10,000    Golden State Tobacco Securitization Corp. Bond,
                Series 2005A, Eagle Tax-Exempt Trust, J Series (LIQ)(INS)(a)           3.56        6/01/2038        10,000
             Irvine Public Facilities and Infrastructure Auth. RB (MLO),
    1,825       Series 1985 (LOC - State Street Bank and Trust Co.)                    3.55       11/01/2010         1,825
    1,575       Series 1987 (LOC - State Street Bank and Trust Co.)                    3.55       11/01/2010         1,575
      500    State Economic Recovery RB, Series 2004C-16 (LIQ)(INS)                    3.45        7/01/2023           500

             COLORADO (8.0%)
    9,570    Aspen Valley Hospital District RB, Series 2003
                (LOC - Zions First National Bank)                                      3.57       10/15/2033         9,570
    2,500    Brighton Crossing Metropolitan District No. 4 Bonds,
                Series 2004 (LOC - Compass Bank)                                       3.66       12/01/2034         2,500

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
  $12,000    Broomfield Urban Renewal Auth. Tax Increment RB,
                Series 2005 (LOC - BNP Paribas)                                        3.53%      12/01/2030    $   12,000
    7,200    Certificates of Participation (MLO),
                Series 2005B, ROC Trust II-R,
                Series 502 (LIQ)(INS)(a)                                               3.56       11/01/2030         7,200
    2,650    Colorado Springs IDRB, Series 2002 (LOC - Bank of America, N.A.)          3.60        3/01/2017         2,650
      900    Colorado Springs RB, Series 2003                                          3.51        6/01/2023           900
    2,200    Crystal Valley Metropolitan District No. 1 RB,
                Series 2004 (LOC - Wells Fargo Bank, N.A.)                             3.53       10/01/2034         2,200
    4,580    Denver Urban Renewal Auth. RB, Series 2002
                (LOC - Zions First National Bank)                                      3.61       12/01/2015         4,580
             Educational and Cultural Facilities Auth. RB,
    6,300       Series 1998 (LOC - JPMorgan Chase Bank, N.A.)                          3.65        8/01/2013         6,300
    6,950       Series 2004 (LOC - Zions First National Bank)                          3.69        6/01/2034         6,950
    3,300       Series 2004 (LOC - Western Corp. Federal Credit Union)                 3.58        7/01/2034         3,300
    1,200       Series 2004 (LOC - Wells Fargo Bank, N.A.)                             3.53        7/01/2034         1,200
    4,400       Series 2004 (LOC - Zions First National Bank)                          3.57        9/01/2034         4,400
   10,000       Series 2005 (LOC - Western Corp. Federal Credit Union)                 3.60        5/01/2030        10,000
    3,300       Series 2005 (LOC - Wells Fargo Bank, N.A.)                             3.53        7/01/2030         3,300
   49,100       Series 2005 (LOC - Western Corp. Federal Credit Union)                 3.61        9/01/2035        49,100
   18,450       Series 2005 (Concordia Univ. Irvine Project)(LOC - U.S. Bank, N.A.)    3.80       12/01/2035        18,450
    2,500    El Paso County Economic Development RB,
                Series 1996 (LOC - JPMorgan Chase Bank, N.A.)                          3.73       11/01/2021         2,500
    4,365    Erie Certificates of Participation (MLO),
                Series 2005 (LOC - Key Bank, N.A.)                                     3.58       11/01/2035         4,365
             Health Facilities Auth. RB,
    1,240       Series 1995 (LOC - JPMorgan Chase Bank, N.A.)                          3.73        9/01/2015         1,240
    1,535       Series 1998C (LOC - JPMorgan Chase Bank, N.A.)                         3.58        1/01/2018         1,535
    1,700    Housing and Finance Auth. IDA RB, Series 2003 (LOC - U.S. Bank, N.A.)     3.61        4/01/2009         1,700
             Postsecondary Educational Facilities Auth. RB,
    1,645       Series 1996 (LOC - Wells Fargo Bank, N.A.)                             3.63        6/01/2011         1,645
    2,460       Series 1998 (LOC - JPMorgan Chase Bank, N.A.)                          3.65        4/01/2013         2,460
    4,100    Southeast Public Improvement Metropolitan District GO,
                Series 2004 (LOC - U.S. Bank, N.A.)                                    3.56       11/15/2034         4,100
   17,000    Southern Ute Indian Reservation RB, Series 2001(a)                        3.58       11/01/2031        17,000
    2,500    Superior Metropolitan District No. 1 Water and Sewer RB,
                Series 2002 (LOC - BNP Paribas)                                        3.56       12/01/2027         2,500
    3,200    Water Valley Metropolitan District No. 2 GO,
                Series 2005 (LOC - Wells Fargo Bank, N.A.)                             3.53       12/01/2024         3,200

             DISTRICT OF COLUMBIA (0.5%)
             RB,
    6,650       Series 2004 (LOC - SunTrust Bank)                                      3.55       10/01/2033         6,650
    5,545       Series 2005A                                                           3.56       10/01/2034         5,545

             FLORIDA (2.5%)
       75    Higher Educational Facilities Financing Auth. RB,
                Series 2003 (LOC - SunTrust Bank)                                      3.75        1/01/2019            75
             Highlands County Health Facilities Auth. RB,
   21,500       Series 1996A (LIQ)(INS)                                                3.53       10/01/2026        21,500
    4,700       Series 2003C                                                           3.56       11/15/2021         4,700
      600    Jacksonville Economic Development Commission
                Health Care Facilities RB, Series 2003A (LOC - Fortis
                Bank & JPMorgan Chase Bank, N.A.)                                      3.58        9/01/2023           600
    5,700    Lee Memorial Health System Hospital RB, Series 1985D                      3.50        4/01/2020         5,700
    1,000    Miami-Dade County IDA RB, Series 2004 (LOC - SunTrust Bank)               3.54        6/01/2024         1,000
    1,935    Nassau County Solid Waste System RB,
                Series 1999 (LOC - Wachovia Bank, N.A.)                                3.42        7/01/2013         1,935
      115    Orange County Health Facilities Auth. RB,
                Series 1998 (LOC - Bank of America, N.A.)                              3.60       11/01/2028           115
      400    Orange County IDA RB, Series 1998 (LOC - Wachovia Bank, N.A.)             3.47       10/01/2018           400

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
  $ 4,780    Orange County Sales Tax ABN AMRO MuniTops Certificates Trust RB,
                Series 2002-27 (LIQ)(INS)(a)                                           3.53%       1/01/2011    $    4,780
             Orlando-Orange County Expressway Auth. RB,
    2,600       Series 2003D (LIQ)(INS)                                                3.33        7/01/2032         2,600
    2,500       Series 2005 A-1 (LIQ)(INS)                                             3.33        7/01/2040         2,500
      200    Palm Beach County Housing Finance Auth. MFH RB,
                Series 1988C (LOC - ABN AMRO Bank N.V. & Wachovia Bank, N.A.)          3.40       11/01/2025           200
    5,100    Port St. Lucie Utility RB, Series 2004A (LIQ)(INS)                        3.53        9/01/2031         5,100
      115    Putnam County Development Auth. RB, Series 1984-H1 (NBGA)                 3.70        3/15/2014           115
    6,000    State Board of Education GO, Series 2005D, ROC Trust II-R,
                Series 482 (LIQ)(a)                                                    3.55        6/01/2024         6,000

             GEORGIA (1.0%)
             Columbus Development Auth. RB,
    6,000       Series 2004 (LOC - Columbus Bank & Trust Co.)                          3.58       12/01/2033         6,000
    4,250       Series 2005 (LOC - Columbus Bank & Trust Co.)                          3.55        9/01/2030         4,250
    1,175       Series 2005A (LOC - Columbus Bank & Trust Co.)                         3.55        9/01/2030         1,175
   10,420    Columbus Hospital Auth. Certificates RB,
                Series 2000A (LOC - Columbus Bank & Trust Co.)                         3.55        1/01/2031        10,420
    1,660    Peachtree Development Auth. RB, Series 1988 (LOC - SunTrust Bank)         3.63        7/01/2010         1,660

             ILLINOIS (5.5%)
    8,880    Bolingbrook, Will and DuPage Counties Tax Increment RB,
                Series 2005 (LOC - Sumitomo Mitsui Banking Corp.)                      3.58        1/01/2025         8,880
             Chicago Board of Education Tax GO,
    6,450       Series 2004C-1 (LIQ)(INS)                                              3.78        3/01/2031         6,450
    3,465       Series 2005B, PUTTER, Series 1137 (LIQ)(INS)(a)                        3.55        6/01/2013         3,465
    9,995    Chicago GO, Project & Refunding Bonds, Series 2004A, ABN AMRO MuniTops
                Certificates Trust, Series 2005-31 (LIQ)(INS)(a)                       3.56        7/01/2012         9,995
    3,070    Chicago Heights RB, Series 2002A (LOC - JPMorgan Chase Bank, N.A.)        3.70        3/01/2017         3,070
    3,500    Cook County GO Capital Improvement Bonds, Series 2002C, MERLOT,
                Series 2003 B-11 (LIQ)(INS)(a)                                         3.54       11/15/2025         3,500
    3,000    Crestwood Village RB, Series 2004 (LOC - Fifth Third Bank)                3.56       12/01/2023         3,000
    4,200    Development Finance Auth. PCRB, Series 1993                               3.58        1/01/2016         4,200
             Development Finance Auth. RB,
    2,485       Series 1997 (LOC - National City Bank of MI/IL)                        3.60        5/01/2018         2,485
    1,655       Series 1998 (LOC - Northern Trust Co.)                                 3.58        8/01/2022         1,655
    2,900       Series 2003 (Jewish Council for Youth Services Project)
                (LOC - Harris Trust & Savings Bank)                                    3.48        9/01/2028         2,900
    5,000       Series 2003 (LEARN Charter School Project)
                (LOC - Harris Trust & Savings Bank)                                    3.48        9/01/2033         5,000
   10,525    Educational Facilities Auth. RB, Series 2001
                (Concordia Univ. River Project)
                (LOC - Harris Trust & Savings Bank)                                    3.80       10/01/2031        10,525
             Finance Auth. RB,
    5,000       Series 2005 (LOC - Northern Trust Co.)                                 3.52        9/01/2035         5,000
   15,000       Series 2005D (The Clare At Water Project)
                (LOC - La Salle National Bank, N.A.)                                   3.55        5/15/2038        15,000
    9,765    Hazel Crest Retirement RB, Series 1992A (LOC - DEPFA Bank, plc)           3.56        2/01/2030         9,765
    5,600    Health Facilities Auth. RB, Series 2003B (Villa St. Benedict Project)
                (LOC - KBC Bank, N.V.)                                                 3.62       11/15/2010         5,600
    5,375    Quincy, Adams County RB, Series 1997 (LOC - Bank of America, N.A.)        3.65        6/01/2022         5,375
    4,249    Springfield Airport Auth. RB, Series 1986                                 3.63       10/15/2016         4,249
    2,795    St. Clair County Industrial Building RB, Series 1994 (NBGA)               3.51        8/20/2032         2,795
    2,260    Toll Highway Auth. RB, Series 2005A, PUTTER, Series 1146 (LIQ)(INS)(a)    3.55        7/01/2013         2,260
   12,100    Village of Hoffman Estates Tax Increment RB,
                Series 2005 (LOC - Northern Trust Co.)                                 3.52        1/01/2010        12,100

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             INDIANA (2.2%)
  $   676    Crawfordsville Economic Development RB,
                Series 1999B (LOC - Federal Home Loan Bank of Indianapolis)            3.62%       1/01/2030    $      676
   10,250    Development Finance Auth. Educational Facilities RB,
                Series 2003 (LOC - Key Bank, N.A.)                                     3.60        1/01/2023        10,250
    6,600    Educational Facilities Auth. RB, Series 2000A
                (LOC - Fifth Third Bank)                                               3.65       12/01/2029         6,600
    9,995    Hammond Multi School Building Corp. RB (MLO),
                Series 2004, ABN AMRO MuniTops Certificates Trust,
                Series 2004-50 (LIQ)(INS)(a)                                           3.56        1/15/2013         9,995
    1,300    Huntington Economic Development RB, Series 1990                           3.81        6/26/2014         1,300
    5,690    Indiana Bond Bank RB, Series 2002B (LOC - Huntington National Bank)       3.70        1/01/2025         5,690
    3,580    Indianapolis Economic Development RB,
                Series 1997 (LOC - National Bank of Midwest)                           3.60        5/01/2018         3,580
    8,000    Lawrence Economic Development RB, Series 2002
                (LOC - Fifth Third Bank)                                               3.56       11/01/2030         8,000
    2,415    Seymour Economic Development RB,
                Series 2002 (LOC - National City Bank, KY)                             3.62       10/01/2022         2,415
    4,075    Winona Lake Economic Development RB,
                Series 2002 (LOC - La Salle National Bank, N.A.)                       3.61       12/01/2024         4,075

             IOWA (1.6%)
             Chillicothe PCRB,
    6,850       Series 1993                                                            3.58        1/01/2023         6,850
    3,100       Series 1993A                                                           3.58        5/01/2023         3,100
   12,750    Council Bluffs PCRB, Series 1995                                          3.58        1/01/2025        12,750
    1,775    Finance Auth. Childrens Care Facilities RB,
                Series 2002B (LOC - Wells Fargo Bank, N.A.)                            3.63        6/01/2017         1,775
             Finance Auth. RB,
    7,400       Series 1985A (NBGA)                                                    3.58       11/01/2015         7,400
    1,900       Series 1999 (LOC - Wells Fargo Bank, N.A.)                             3.63        2/01/2019         1,900
    2,600    Higher Education Loan Auth. RB,
                Series 1999 (LOC - JPMorgan Chase Bank, N.A.)                          3.65        3/01/2029         2,600

             KANSAS (1.1%)
    9,800    Mission MFH RB, Series 1996 (NBGA)                                        3.54        9/15/2026         9,800
    4,485    North Newton Health Care Facilities RB,
                Series 2003 (LOC - U.S. Bank, N.A.)                                    3.61        1/01/2023         4,485
    7,780    Olathe MFH RB, Series 2003A (NBGA)                                        3.55        1/01/2034         7,780
    3,015    Wichita Water and Sewer Utility RB,
                Series 2005C, PUTTER, Series 1136 (LIQ)(INS)(a)                        3.55       10/01/2013         3,015

             KENTUCKY (3.6%)
    2,305    Boone County Industrial Building RB,
                Series 2001 (LOC - JPMorgan Chase Bank, N.A.)                          3.64       11/01/2021         2,305
   52,005    Economic Development Finance Auth. RB, Series 1998 (LIQ)(INS)             3.66        8/01/2018        52,005
    2,000    Frankfort Economic Development RB, Series 1990                            3.81        5/07/2014         2,000
             Hancock County Industrial Building RB,
    9,005       Series 1990 (LOC - SunTrust Bank)                                      3.66        7/01/2010         9,005
    9,490       Series 1991 (LOC - SunTrust Bank)                                      3.66        7/01/2011         9,490
    2,370    Lexington-Fayette Urban County Government RB,
                Series 2001 (LOC - JPMorgan Chase Bank, N.A.)                          3.73        7/01/2021         2,370
             Mason County PCRB,
    4,850       Series 1984B-1 (NBGA)                                                  3.70       10/15/2014         4,850
    1,500       Series 1984B-2 (NBGA)                                                  3.70       10/15/2014         1,500

             LOUISIANA (1.3%)
             Ascension Parish PCRB,
    1,550       Series 1990                                                            3.81        9/01/2010         1,550
      600       Series 1992                                                            3.81        3/01/2011           600

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
  $ 3,965    Public Facilities Auth. IDRB,
                Series 1996 (LOC - Regions Bank)                                       3.63%      12/01/2014    $    3,965
    1,100    Public Facilities Auth. PCRB, Series 1992                                 3.81        8/01/2017         1,100
   24,000    Public Facilities Auth. RB,
                Series 1999 (LOC - Hibernia National Bank)                             3.53        9/01/2028        24,000

             MARYLAND (3.6%)
    5,305    Anne Arundel County RB, Issue 1996
                (LOC - Manufacturers & Traders Trust Co.)                              3.48        7/01/2021         5,305
    7,620    Baltimore County Auth. RB,
                Series 2001 (LOC - Manufacturers & Traders Trust Co.)                  3.56        1/01/2021         7,620
    1,000    Baltimore County IDA RB, Series 1994                                      3.73        3/01/2014         1,000
    4,920    Baltimore County RB, Issue 1996
                (LOC - Manufacturers & Traders Trust Co.)                              3.48       12/01/2021         4,920
    9,000    GO, Series 2001-2nd, PUTTER, Series 1161 (LIQ)(a)                         3.55        7/15/2013         9,000
   14,420    Health and Educational Facilities Auth. RB,
                Series 2003B (LOC - Manufacturers & Traders Trust Co.)                 3.56        1/01/2033        14,420
   22,355    Montgomery County Auth. Golf Course System RB,
                Series 2002 (LOC - Manufacturers & Traders Trust Co.)                  3.61       12/01/2027        22,355
   20,200    Montgomery County MFH RB, Series 1993, Issue I (NBGA)(a)                  3.55       11/01/2020        20,200

             MASSACHUSETTS (3.6%)
   10,000    Development Finance Agency RB, Series 2005A (LIQ)(INS)                    3.58        7/01/2035        10,000
   10,000    Health and Educational Facilities Auth. RB, Series 2004D (LIQ)(INS)       3.59       11/15/2035        10,000
    8,900    Industrial Development Finance Agency RB,
                Series 1985 (LOC - Wachovia Bank, N.A.)                                3.08        4/01/2010         8,900
    3,138    Industrial Finance Agency Mortgage RB,
                Series 1992 (LOC - Sumitomo Mitsui Banking Corp.)                      3.55        8/01/2026         3,138
   23,990    Revere Housing Auth. MFH RB, Series 1991C (LOC - Societe Generale)        3.56        9/01/2028        23,990
             School Building Auth. Dedicated Sales Tax RB,
    6,000       Series 2005A, PUTTER, Series 1185 (LIQ)(INS)(a)                        3.58        8/15/2013         6,000
    7,735       Series 2005A, PUTTER, Series 1197 (LIQ)(INS)(a)                        3.58        8/15/2013         7,735
   13,155    State Development Finance Agency RB,
                Series 2004 (LOC - Banknorth, N.A.)                                    3.59        3/01/2034        13,155

             MICHIGAN (2.4%)
    8,900    Macomb County Hospital Finance Auth. RB,
                Series 2003A-2 (LOC - Comerica Bank, N.A.)                             3.89       10/01/2020         8,900
   33,145    Oakland County EDC Limited Obligation RB,
                Series 2004 (LOC - Fifth Third Bank)                                   3.59        3/01/2029        33,145
   13,610    Strategic Fund Limited Obligation RB,
                Series 2002 (LOC - Allied Irish Banks plc)                             3.56        5/01/2032        13,610

             MINNESOTA (0.9%)
    9,948    Burnsville Housing RB, Series A (LOC - Associated Bank, N.A.)             3.77        1/01/2045         9,948
    3,500    Robbinsdale MFH RB, Series 2004C (LOC - La Salle National Bank, N.A.)     3.56        4/01/2029         3,500
             St. Paul Housing and Redevelopment Auth. RB,
    5,650       Series 2001 (LOC - Wells Fargo Bank, N.A.)                             2.83       10/01/2011         5,650
    3,000       Series 2001 (LOC - Allied Irish Banks plc)                             3.53        2/01/2026         3,000

             MISSISSIPPI (0.1%)
    1,425    Hospital Equipment and Facilities Auth. RB,
                Series 2000 (LOC - AmSouth Bank, N.A.)                                 3.63        7/01/2015         1,425

             MISSOURI (2.7%)
             Health and Educational Facilities Auth. RB,
    4,500       Series 1998B (LOC - Allied Irish Banks plc)                            3.60        6/01/2023         4,500
    9,250       Series 2000 (LOC - Commerce Bank, N.A.)                                3.62        7/01/2025         9,250
    3,660       Series 2003 (LOC - Southwest Bank of St. Louis)                        3.58        6/01/2023         3,660
    1,000       Series 2004A (LOC - Bank of America, N.A.)                             3.80        7/01/2029         1,000
    6,600    Jackson County IDA Auth. RB, Series 2005 (LOC - Commerce Bank, N.A.)      3.62        7/01/2025         6,600

8

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
  $ 9,295    Kansas City MFH RB, Series 1995 (NBGA)                                    3.57%       9/01/2025    $    9,295
             St. Charles County IDA RB,
    4,300       Series 1993 (NBGA)                                                     3.51        2/01/2029         4,300
   23,800       Series 1994 (NBGA)                                                     3.51        7/15/2032        23,800

             NEBRASKA (0.4%)
    6,740    Public Power District RB, Series 2004B (LIQ)(INS)(a)                      3.56        1/01/2015         6,740
    2,130    Sarpy County PCRB, Series 1995                                            3.66        7/01/2013         2,130

             NEVADA (0.7%)
    6,970    Clark County School District GO, Series 2005C, PUTTER,
                Series 1159 (LIQ)(INS)(a)                                              3.59        6/15/2013         6,970
    9,145    Las Vegas Economic Development RB,
                Series 2005 (LOC - Nevada State Bank)                                  3.56        4/01/2030         9,145
    1,426    Washoe County Economic Development RB,
                Series 2000 (LOC - Wells Fargo Bank, N.A.)                             3.63        7/01/2025         1,426

             NEW HAMPSHIRE (1.1%)
             Business Finance Auth. RB,
    9,000       Series 2005A (LOC - Banknorth, N.A.)                                   3.54        5/01/2035         9,000
    4,310       Series 2005B (LOC - Banknorth, N.A.)                                   3.54        5/01/2035         4,310
   11,360    Higher Educational and Health Facilities RB,
                Series 1996 (LOC - Lloyds TSB Bank plc)                                3.55        5/01/2026        11,360

             NEW JERSEY (0.7%)
   13,750    Camden County Improvement Auth. RB,
                Series 2004B (LOC - Commerce Bank, N.A.)                               3.61        8/01/2032        13,750
    3,520    Economic Development Auth. RB,
                Series 2003 (Baptist Home Society)(LOC - Valley National Bank)         3.89        3/01/2031         3,520

             NEW MEXICO (0.7%)
   15,265    Albuquerque Educational Facilities RB,
                Series 2002 (LOC - Bank of America, N.A.)                              3.60       10/15/2016        15,265
    2,000    Bernalillo County Tax RB, Series 2005, PUTTER,
                Series 1118 (LIQ)(INS)(a)                                              3.55       10/01/2019         2,000

             NEW YORK (2.7%)
             Chautauqua County IDA RB,
      340       Series 2000A (LOC - PNC Bank, N.A.)                                    3.55        8/01/2030           340
    1,000       Series 2001A (LOC - PNC Bank, N.A.)                                    3.55       12/01/2031         1,000
             Dormitory Auth. RB,
    1,710       MERLOT, Series 2003 A35 (LIQ)(INS)(a)                                  3.53        8/01/2023         1,710
    7,505       Series 1993 (Oxford Univ. Press)
                (LOC - Landesbank Hessen-Thuringen)                                    3.76        7/01/2023         7,505
      700    Dutchess County IDA RB,
                Series 2000A (LOC - Key Bank, N.A.)                                    3.50        7/01/2031           700
    1,180    Lancaster IDA RB, Series 2000
                (LOC - Manufacturers & Traders Trust Co.)                              3.43       11/01/2032         1,180
             Long Island Power Auth. RB,
    3,600       Series 1A (LOC - Landesbank Baden-Wurttemberg)                         3.56        5/01/2033         3,600
    1,500       Series 3A (LOC - JPMorgan Chase Bank, N.A.,
                Landesbank Baden-Wurttemberg)                                          3.55        5/01/2033         1,500
   31,470    New York City GO, Fiscal 1996 Series J-2 (LOC - WestLB AG)                3.56        2/15/2016        31,470
    2,900    Oneida County IDA RB, Series 2005
                (LOC - Manufacturers & Traders Trust Co.)                              3.56        6/01/2030         2,900
    6,000    Rensselaer County IDA Civic Facility RB,
                Series 2005 (LOC - Citizens Bank, N.A.)                                3.48       10/30/2035         6,000
      595    Triborough Bridge and Tunnel Auth. RB,
                Series 2002E, ABN AMRO MuniTops, Series 2002-31 (LIQ)(INS)(a)          3.54       11/15/2010           595
    1,820    Westchester County IDA Civic Facility RB,
                Series 2001 (LOC - Comerica Bank, N.A.)                                3.54        1/01/2031         1,820
             Westchester County IDA RB,
      500       Series 1998 (LOC - JPMorgan Chase Bank, N.A.)                          3.61       10/01/2028           500
    1,225       Series 2002 (LOC - Allied Irish Banks plc)                             3.55       12/01/2032         1,225

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             OHIO (4.2%)
  $ 6,845    Cincinnati School District GO, Series 2003, PUTTER,
                Series 1177 (LIQ)(INS)(a)                                              3.59%      12/01/2011    $    6,845
    6,000    Clarke County IDA RB (LOC - Deutsche Bank, A.G.)                          3.79       12/01/2010         6,000
    1,925    Clermont County Economic Development RB,
                Series 2002 (LOC - Fifth Third Bank)                                   3.61        8/01/2022         1,925
   11,505    Cleveland-Cuyahoga County Port Auth. Development RB,
                Series 2005A (LOC - National City Bank)                                3.59       11/25/2035        11,505
   30,000    Common Schools GO Improvement Bonds, Series 2004A                         3.54        3/15/2025        30,000
    8,775    Crawford County Hospital Facilities RB,
                Series 2003 (LOC - Huntington National Bank)                           3.65       10/01/2023         8,775
    2,120    Cuyahoga County IDRB (MLO),
                Series 2000 (LOC - JPMorgan Chase Bank, N.A.)                          3.60       11/01/2019         2,120
   10,790    Franklin County Health Care Facilities RB,
                Series 2005 (LOC - Fifth Third Bank)                                   3.60        3/01/2027        10,790
    9,400    Higher Educational Facility RB, Series 2000A (LOC - Fifth Third Bank)     3.61        9/01/2020         9,400
    3,600    Hilliard IDRB, Series 2003 (LOC - U.S. Bank, N.A.)                        3.61        8/01/2012         3,600
    2,800    Meigs County IDRB, Series 2003 (LOC - U.S. Bank, N.A.)                    3.61        8/01/2012         2,800
    2,340    Montgomery County Health Care Facilities RB,
                Series 2002 (LOC - JPMorgan Chase Bank, N.A.)                          3.65        5/01/2022         2,340
    3,000    Warren County IDRB, Series 2003 (LOC - U.S. Bank, N.A.)                   3.61        8/01/2012         3,000

             OKLAHOMA (4.5%)
    8,400    Garfield County Industrial Auth. PCRB, Series 1995A                       3.71        1/01/2025         8,400
             Muskogee Industrial Trust PCRB,
   32,400       Series 1995A                                                           3.70        1/01/2025        32,400
   48,400       Series 1997A                                                           3.63        6/01/2027        48,400
    3,000    State IDA RB, Series 1998 (LOC - JPMorgan Chase Bank, N.A.)               3.65        8/01/2018         3,000
             Tulsa Industrial Auth. RB,
    1,955       Series 1999 (LOC - Wells Fargo Bank, N.A.)                             3.55        5/01/2019         1,955
   11,700       Series 2000 (NBGA)(a)                                                  3.73       11/01/2030        11,700

             OREGON (1.1%)
   25,000    Port of Portland Public Grain Elevator RB,
                Series 1984 (LOC - Wachovia Bank, N.A.)                                3.76       12/01/2014        25,000

             PENNSYLVANIA (1.2%)
    2,850    Allegheny County IDA RB, Series 2002 (LOC - PNC Bank, N.A.)               3.59        6/01/2022         2,850
    6,000    Allentown Redevelopment Auth. MFH RB,
                Series 1990 (LOC - Societe Generale)                                   3.56        7/01/2020         6,000
      500    Chartiers Valley Industrial and Commercial Development Auth. RB,
                Series 1982                                                            3.68       11/15/2017           500
    9,700    Horizon Hospital System Auth. Senior
                Health and Housing Facilities RB,
                Series 2002 (LOC - Manufacturers & Traders Trust Co.)                  3.56        1/01/2033         9,700
    9,800    Schuylkill County IDA RB, Series 2001                                     3.59        4/01/2021         9,800

             SOUTH CAROLINA (3.0%)
   10,500    Economic Development Auth. RB,
                Series 2002 (LOC - Bank of America, N.A.)                              3.60        5/01/2032        10,500
    4,015    Educational Facilities Auth. RB,
                Series 2005A (LOC - National Bank of South Carolina)                   3.56       11/01/2025         4,015
    5,600    Greenville County Industrial RB,
                Series 1984 (LOC - Wells Fargo Bank, N.A.)                             3.53        7/01/2014         5,600
             Jobs-Economic Development Auth. RB,
   14,000       Series 2003 (LOC - Bank of America, N.A.)                              3.63        9/01/2033        14,000
    4,515       Series 2004C (LOC - National Bank of South Carolina)                   3.58        5/15/2032         4,515
    8,150       Series 2005 (LOC - SunTrust Bank)                                      3.63       11/01/2035         8,150
             Public Service Auth. RB,
    5,565       Series 2003A, PUTTER, Series 1203 (LIQ)(INS)(a)                        3.59        7/01/2011         5,565
    3,310       Series 2005B, PUTTER, Series 1198 (LIQ)(INS)(a)                        3.55        7/01/2013         3,310
   14,000    Richland County School District No.1 GO,
                Series 2003, ABN AMRO MuniTops Certificates Trust,
                Series 2003-29 (LIQ)(INS)(a)                                           3.55        3/01/2011        14,000

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             SOUTH DAKOTA (1.0%)
             Health and Educational Facilities Auth. RB,
  $17,570       Series 2000 (LIQ)(INS)                                                 3.56%       7/01/2025    $   17,570
    4,920       Series 2004B (LOC - U.S. Bank, N.A.)                                   3.56       11/01/2034         4,920

             TENNESSEE (2.3%)
    7,000    Dayton IDB RB, Series 2001 (LOC - Regions Bank)                           3.53        7/01/2036         7,000
             Jackson Health, Educational and Housing Facility Board RB,
    5,100       Series 2001 (LOC - AmSouth Bank, N.A.)                                 3.63        9/01/2016         5,100
    4,785       Series 2003 (LOC - AmSouth Bank, N.A.)                                 3.63        7/01/2024         4,785
    3,945    Knox County Health, Educational, and Housing Facilities Board RB,
                Series 2002 (LOC - Bank of New York)                                   3.60        4/01/2027         3,945
    4,600    Nashville and Davidson County Health and Educational Facilities RB,
                Series 2000 (LOC - AmSouth Bank, N.A.)                                 3.63        8/01/2020         4,600
             Nashville and Davidson County IDB MFH RB,
    6,710       Series 1989 (LOC - Societe Generale)                                   3.56        9/01/2019         6,710
    9,680       Series 1989 (LOC - Societe Generale)                                   3.56       10/01/2019         9,680
             Nashville and Davidson County IDB RB,
      950       Series 1999 (LOC - AmSouth Bank, N.A.)                                 3.68        7/01/2006           950
    2,705       Series 2002 (LOC - AmSouth Bank, N.A.)                                 3.63        6/01/2022         2,705
    4,900    Shelby County Health, Educational, and Housing Facility RB,
                Series 2001 (LOC - Allied Irish Banks plc)                             3.56        6/01/2026         4,900
    2,300    Williamson County IDB RB, Series 2003 (LOC - SunTrust Bank)               3.58        4/01/2023         2,300

             TEXAS (5.1%)
    2,360    Bell County Health Facilities Development Corp. RB,
                Series 1998 (LOC - JPMorgan Chase Bank, N.A.)                          3.63        5/01/2023         2,360
   19,995    Brownsville Utilities System Improvement RB,
                Series 2005, ABN AMRO MuniTops Certificates Trust,
                Series 2005-41 (LIQ)(a)                                                3.56        9/01/2013        19,995
    2,700    Cameron Education Corp. RB,
                Series 2001 (LOC - JPMorgan Chase Bank, N.A.)                          3.65        6/01/2031         2,700
    5,435    Collin County Ltd. Tax GO, Series 2005, PUTTER, Series 765 (LIQ)(a)       3.55        2/15/2013         5,435
    9,105    Crawford Education Facilities Corp. RB,
                Series 2004A (LOC - BNP Paribas)                                       3.60        5/01/2035         9,105
    8,590    Galveston County Combination Tax and RB,
                Series 2003C, ABN AMRO MuniTops Certificates Trust,
                Series 2003-25 (LIQ)(INS)(a)                                           3.56        2/01/2011         8,590
    3,420    Harlandale ISD Bond, Series 2005, Floater Certificates,
                Series 1236 (LIQ)(NBGA)(a)                                             3.55        8/15/2035         3,420
    7,000    Houston Combined Utility System RB, Series 2005, ROC Trust II-R,
                Series 491 (LIQ)(INS)(a)                                               3.56       11/15/2035         7,000
    5,040    Houston ISD Bond, Series 2005A, Floater Certificates,
                Series 1231 (LIQ)(NBGA)(a)                                             3.55        2/15/2032         5,040
    5,400    Jewett Economic Development Corp. IDRB, Series 2002B                      3.59        8/01/2009         5,400
    2,090    LCRA Transmission Contract RB, Series 2004, PUTTER,
                Series 623 (LIQ)(INS)(a)                                               3.55       11/15/2009         2,090
    1,000    McAllen Health Facilities Development Corp. RB,
                Series 1984 (LOC - Bank of America, N.A.)                              3.65       12/01/2024         1,000
    4,010    Midlothian ISD Bond, Series 2005, Floater Certificates,
                Series 1235 (LIQ)(NBGA)(a)                                             3.55        2/15/2034         4,010
    1,800    North Central IDA RB, Series 1983                                         3.81       10/01/2013         1,800
    1,030    San Antonio Water RB, Refunding Subordinated
                Series 2003A (LIQ)(INS)                                                3.56        5/15/2033         1,030
   13,600    Strategic Housing Finance Corp. RB,
                Series 2004 (LIQ)(LOC - Societe Generale)                              3.85        1/01/2010        13,600
    8,620    Tarrant County Housing Finance Corp. MFH RB,
                Series 1985 (LOC - Compass Bank)                                       3.64       12/01/2025         8,620
   10,000    Travis County Health Facilities RB,
                Series 2005C (LOC - La Salle National Bank, N.A.)                      3.53       11/15/2035        10,000
    7,700    Trinity River IDA RB, Series 1997                                         3.90        1/01/2013         7,700

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             UTAH (0.3%)
  $ 1,500    Box Elder County PCRB, Series 2002                                        3.59%       4/01/2028    $    1,500
    5,470    Jordanelle Special Service District Bond,
                Series 2005 (LOC - Wells Fargo Bank, N.A.)                             3.53        9/01/2025         5,470

             VERMONT (1.9%)
             Educational and Health Buildings Financing Agency RB,
    7,560       Series 2002A (LOC - Banknorth, N.A.)                                   3.54        9/01/2031         7,560
    6,800       Series 2004A (Stratton Mountain School and Ski Foundation)
                (LOC - Banknorth, N.A.)                                                3.65       10/01/2034         6,800
    4,830       Series 2005A (LOC - Banknorth, N.A.)                                   3.54       10/01/2034         4,830
   10,350       Series 2005A (Northwestern Medical Center)(LOC - Banknorth, N.A.)      3.54       10/01/2030        10,350
   15,430       Series 2005A (Porter Hospital)(LOC - Banknorth, N.A.)                  3.54       10/01/2035        15,430

             VIRGINIA (1.9%)
    1,000    College Building Auth. Educational Facilities RB,
                Series 2005A, PUTTER, Series 1153 (LIQ)(a)                             3.55        9/01/2013         1,000
      500    Fairfax County Economic Development Auth. RB, ABN AMRO MuniTops
                Certificates Trust, Series 2003-33 (LIQ)(INS)(a)                       3.53        4/01/2011           500
    1,000    Hampton Redevelopment and Housing Auth. MFH RB, Series 2005 (NBGA)        3.53       10/01/2035         1,000
   17,300    Harrisonburg Redevelopment and Housing Auth. RB,
                Series 2001A (LIQ)(LOC - Societe Generale)                             3.85        2/01/2007        17,300
   20,150    Loudoun County IDA RB, Series 2003A                                       3.77        2/15/2038        20,150
    3,950    Richmond IDA RB, Series 2001 (LOC - SunTrust Bank)                        3.80       12/01/2031         3,950

             WASHINGTON (1.9%)
    1,550    Housing Finance Commission Nonprofit RB,
                Series 2005 (LOC - Wells Fargo Bank, N.A.)                             3.53       10/01/2032         1,550
    6,805    King County Limited Tax GO, Series 2005, PUTTER,
                Series 1184 (LIQ)(INS)(a)                                              3.59        1/01/2013         6,805
    7,440    Snohomish County Public Utility District No. 1 Electric System RB,
                Series 2005, ROC Trust II-R,
                Series 6055 (LIQ)(INS)(a)                                              3.56       12/01/2022         7,440
             State GO,
    2,175       Series 2006A, PUTTER, Series 1141 (LIQ)(INS)(a)                        3.55        7/01/2013         2,175
    4,950       Series R-2003A, MERLOT, Series 2002 A65 (LIQ)(INS)(a)                  3.54        1/01/2014         4,950
   10,590    State Higher Education Facilities Auth. RB, Series 2001                   3.58       10/01/2031        10,590
   10,255    Tacoma Limited Tax GO, Series 2004, PUTTER, Series 1220 (LIQ)(INS)(a)     3.59       12/01/2012        10,255

             WEST VIRGINIA (0.6%)
    2,775    Harrison County Commercial Development RB,
                Series 2004 (LOC - U.S. Bank, N.A.)                                    3.61       12/01/2012         2,775
    8,630    Marshall County PCRB, Series 1994                                         3.66        3/01/2026         8,630
    2,200    Ripley Commercial Development RB, Series 2004 (LOC - U.S. Bank, N.A.)     3.61       12/01/2012         2,200

             WISCONSIN (2.1%)
             Health and Educational Facilities Auth. RB,
    1,035       Series 2001 (LOC - JPMorgan Chase Bank, N.A.)                          3.65        5/01/2026         1,035
    9,500       Series 2001B (LOC - Harris Trust & Savings Bank)                       3.56       11/01/2011         9,500
    3,250       Series 2003 (LOC - JPMorgan Chase Bank, N.A.)                          3.57        7/01/2028         3,250
    2,500       Series 2005 (LOC - Wells Fargo Bank, N.A.)                             3.53       11/01/2025         2,500
    8,000    Milwaukee IDRB, Series 1995                                               3.55        9/01/2015         8,000
    3,000    Milwaukee Redevelopment Auth. RB,
                Series 2002 (LOC - JPMorgan Chase Bank, N.A.)                          3.57        5/01/2025         3,000
    7,250    Sheboygan PCRB, Series 1995                                               3.55        9/01/2015         7,250
             State GO,
    7,905       Series 2005-Series 1, PUTTER, Series 1116 (LIQ)(INS)(a)                3.55        5/01/2013         7,905
    6,655       Series 2005-Series 1, PUTTER, Series 1195 (LIQ)(INS)(a)                3.55        5/01/2013         6,655
                                                                                                                ----------
             Total variable-rate demand notes (cost: $1,994,287)                                                 1,994,287
                                                                                                                ----------

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             PUT BONDS (9.7%)

             COLORADO (1.3%)
  $ 7,000    Bachelor Gulch Metropolitan District GO,
                Series 2004 (LOC - Compass Bank)                                       3.60%      12/01/2023    $    7,000
    4,500    Castlewood GO, Series 2004 (LOC - U.S. Bank, N.A.)                        3.45       12/01/2034         4,500
    3,000    Central Platte Valley Metropolitan District GO,
                Series 2001B (LOC - U.S. Bank, N.A.)                                   3.45       12/01/2031         3,000
    2,000    Four Mile Ranch Metropolitan District No. 1 GO,
                Series 2005 (LOC - Zions First National Bank)                          3.50       12/01/2035         2,000
    4,510    Parker Automotive Metropolitan District GO,
                Series 2005 (LOC - U.S. Bank, N.A.)                                    3.45       12/01/2034         4,510
    5,915    Triview Metropolitan District GO, Series 2003A (LOC - Compass Bank)       3.38       11/01/2023         5,915
    3,385    Wildgrass Metropolitan District GO, Series 2004 (LOC - Compass Bank)      3.60       12/01/2034         3,385

             FLORIDA (1.6%)
             Sarasota County Public Hospital CP,
   23,000       Series 1996A                                                           3.30       10/01/2028        23,000
   14,800       Series 1996A                                                           3.00       10/01/2028        14,800

             ILLINOIS (1.5%)
   35,000    Health Facilities Auth. CP, Series 1992                                   3.15        1/01/2026        35,000

             INDIANA (0.4%)
             Ascension Health Facility Financing Auth. RB,
    6,000       Series 2001A-1                                                         2.74       11/15/2036         6,000
    4,500       Series 2001A-2                                                         2.72       11/15/2036         4,500

             MARYLAND (1.2%)
   26,900    Anne Arundel County Port Facilities RB, Series 1985                       3.10        6/01/2013        26,900

             MINNESOTA (0.2%)
    4,604    Minneapolis Society of Fine Arts Revenue Notes, Series 2003               3.05       10/14/2015         4,604

             MISSISSIPPI (0.4%)
    9,245    Claiborne County PCRB, Series 1985G-2 (NBGA)                              3.25       12/01/2015         9,245

             MONTANA (1.2%)
             Board of Investments Municipal Finance Consolidation Act Bonds,
    9,690       Series 1997 (NBGA)                                                     2.60        3/01/2017         9,690
   12,285       Series 1998 (NBGA)                                                     2.60        3/01/2018        12,285
    5,700       Series 2003 (NBGA)                                                     2.60        3/01/2028         5,700

             NEW YORK (1.4%)
   13,300    Environmental Quality 1986 GO, Series 1998G (LOC - WestLB AG)             2.95       11/30/2018        13,300
   18,650    Power Auth. Tender Notes                                                  2.80        3/01/2020        18,650

             TEXAS (0.5%)
   11,300    Richardson ISD GO, Series 2000 (LIQ)(NBGA)                                2.75        8/15/2024        11,300
                                                                                                                ----------
             Total put bonds (cost: $225,284)                                                                      225,284
                                                                                                                ----------

             FIXED-RATE INSTRUMENTS (5.1%)

             CALIFORNIA (0.1%)
    3,000    Los Angeles Wastewater System CP Revenue Notes                            2.80        1/17/2006         3,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             MICHIGAN (0.5%)
  $12,000    Municipal Bond Auth. RB, Series 2005A (LOC - JPMorgan Chase Bank, N.A.)   3.75%       3/21/2006    $   12,030

             MINNESOTA (0.8%)
    4,640    Brooklyn Center ISD No. 286 GOAA, Series 2005A (NBGA)                     3.75        8/25/2006         4,667
    3,820    Elk River ISD No. 728 GOAA, Series 2005A (NBGA)                           3.25        9/29/2006         3,826
    2,200    Glencoe-Silver Lake ISD No. 2859 GOAA, Series 2005A (NBGA)                3.75        8/28/2006         2,212
    1,300    Kimball ISD No. 739 GOAA, Series 2005 (NBGA)                              4.00        9/29/2006         1,309
    2,500    Litchfield ISD No. 465 GOAA, Series 2005 (NBGA)                           4.00        9/29/2006         2,518
    2,850    South St. Paul Special School District No. 6 GOAA, Series 2005B (NBGA)    4.00        9/25/2006         2,870

             NEW YORK (0.6%)
    3,200    Rockland County Bond Anticipation Notes, Series 2005                      3.25        2/23/2006         3,204
             Tobacco Settlement Financing Corp. RB,
    5,585       Series 2003A-1                                                         4.00        6/01/2006         5,611
    6,000       Series 2003B-1                                                         5.00        6/01/2006         6,055

             TEXAS (3.0%)
   10,000    Houston Combined Utility System CP, Series A                              3.20        2/22/2006        10,000
   16,100    San Antonio Water Systems CP, Series A                                    2.91        3/09/2006        16,100
   43,250    TRAN, Series 2005                                                         4.50        8/31/2006        43,675

             WISCONSIN (0.1%)
    2,250    Waukesha County Anticipation Notes                                        3.75        4/03/2006         2,253
                                                                                                                ----------
             Total fixed-rate instruments (cost: $119,330)                                                         119,330
                                                                                                                ----------

             TOTAL INVESTMENTS (COST: $2,338,901)                                                               $2,338,901
                                                                                                                ==========

14

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

            1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

            2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Company's Board of Directors.

         B. As of December 31, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,328,579,000 at December 31, 2005, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

        (a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Company's Board of Directors, unless otherwise noted as illiquid.

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA         ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48461-0206                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    FEBRUARY 23, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    FEBRUARY 28, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    FEBRUARY 27, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.